Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$ 500	$ 704	$ 248